Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Inventories	$ 1,016	$ 1,173
Lubricants [Member]
Inventory [Line Items]
Inventories	404	479
Bunkers [Member]
Inventory [Line Items]
Inventories	$ 612	$ 694